Provisions - Summary of changes in provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Opening balance as at 1 January	€ 779	€ 1,022
Additions	288	325
Interest
Releases	(64)	(82)
Utilised	(390)	(389)
Exchange rate differences		(4)
Other changes	16	(94)
Closing balance	628	779
Reorganisation provisions
Disclosure of other provisions [line items]
Opening balance as at 1 January	231	418
Additions	146	207
Interest
Releases	(4)	(34)
Utilised	(163)	(356)
Exchange rate differences		(1)
Other changes	(10)	(3)
Closing balance	201	231
Litigation
Disclosure of other provisions [line items]
Opening balance as at 1 January	193	150
Additions	116	78
Interest
Releases	(15)	(26)
Utilised	(31)	(23)
Exchange rate differences	1	1
Other changes	25	13
Closing balance	288	193
Other provisions
Disclosure of other provisions [line items]
Opening balance as at 1 January	355	455
Additions	26	39
Interest
Releases	(46)	(22)
Utilised	(196)	(11)
Exchange rate differences	(1)	(3)
Other changes	1	(104)
Closing balance	€ 139	€ 355